GECC Financing Receivables and Allowance for Losses on Financing Receivables (Financing Receivables by Portfolio) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables - net (Note 6 and 27)	$ 110,255	$ 120,351
GECC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	126,561	135,465
Less allowance for losses	(4,104)	(4,025)	$ (3,626)	$ (3,661)
Financing receivables - net (Note 6 and 27)	122,457	131,440
GECC | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	25,741	26,426
Less allowance for losses	(93)	(44)	(43)	(118)
GECC | Commercial | Total CLL
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	14,418	13,274
Less allowance for losses	(21)	(17)	(23)	(38)
GECC | Commercial | Energy Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,580	3,107
Less allowance for losses	(26)	(8)	(9)	(26)
GECC | Commercial | GECAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,263	9,377
Less allowance for losses	(46)	(17)	(8)	(17)
GECC | Commercial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	480	668
Less allowance for losses	0	(2)	(3)	(37)
GECC | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	100,820	109,039
Less allowance for losses	(4,011)	(3,981)	(3,583)	(3,543)
GECC | Consumer | Non US residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	24,893	30,501
Less allowance for losses	(325)	(358)	(480)	(545)
GECC | Consumer | Non US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	10,400	15,731
Less allowance for losses	(399)	(650)	(649)	(791)
GECC | Consumer | US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	59,863	55,854
Less allowance for losses	(3,186)	(2,823)	(2,282)	(2,008)
GECC | Consumer | Consumer Other Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,664	6,953
Less allowance for losses	$ (101)	$ (150)	$ (172)	$ (199)